Business Combinations - Acquisition of Wellness Foods (Details) - USD ($) $ in Thousands		2 Months Ended
	Dec. 21, 2016	Aug. 26, 2017
Business Acquisition [Line Items]
Business combination transaction costs		$ 0
Wellness Foods, Inc.
Business Acquisition [Line Items]
Consideration amount	$ 20,100
Business combination transaction costs	700
Intangible assets	$ 4,934
Amortization term	15 years
Intangible assets subject to amortization	$ 800